FEDERATED TOTAL RETURN SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                JANUARY 29, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Corporation")
            Federated Total Return Bond Fund (the "Fund")
           1933 Act File No. 33-50773
           1940 Act File No. 811-7115

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund, a portfolio of the Corporation, hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 26 on January 28, 2002.

      If you have any questions regarding this certification, please contact me at (412) 288-7404.

                                                Very truly yours,



                                                /s/ Leslie K. Ross
                                                Leslie K. Ross
                                                Assistant Secretary